Related parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related parties	Related parties
Identity of related parties
The Group has a related party relationship with its shareholders, subsidiaries (see Note 24) and equity-accounted investees (see Note 26) and with its directors and executive officers (see Note 23).
Shareholders
The shareholders in CMB.TECH changed during the year 2023. On October 9, 2023, the Company announced that its two reference shareholders, CMB NV ("CMB") and Frontline plc / Famatown Finance Limited ("Frontline"), have reached an agreement on a transaction involving the Company that puts an end to the deadlock arising from their differences over strategy, while offering other shareholders the opportunity to realise cash value for their investment. At December 31, 2025, CMB.TECH has one major shareholder CMB, owning 56.56% of the equity representing 61.59% of the voting rights, with Saverco as its ultimate parent. Both parties are considered as related.

The Audit and Risk Committee has reviewed the transactions with related parties.

CMB.TECH has entered into a number of agreements with entities in the CMB Group:
i.An office rental agreement with MCA Facilities, a wholly owned subsidiary of CMB. The contract has a term of 3 years and is tacitly renewed every year. Amounts are indexed annually. The Group paid an annual rent of $638 thousand (2024: $533 thousand and in 2023: $335 thousand). As of December 31, 2025, the outstanding balance was $79 thousand (2024: $197 thousand).
ii.An auxiliary services agreement with CMB. The CMB Group will provide various services to the Company such as general management services, strategic advisory services, accounting services, legal services and general corporate administration. The agreement is for an indefinite period. Total overheads, adjusted for costs that cannot be allocated to other entities within the Group, are charged monthly on the basis of the number of hours spent per legal entity within the Group. The fee is subject to true-up of 5% and the methodology is reviewed annually between the parties.
iii.The auxiliary services agreement also includes various shipping services such as chartering, operational and technical services. For these services, the recharge is based on the industry standard, i.e. 1.25% of shipping revenue. For all these services (see items ii and iii) an amount of $14.6 million was charged in 2025. As of December 31, 2025, the outstanding balance was $6.9 million.
iv.Sale in 2024 of five Suezmax vessels, Sapphira (2008 - 150,205 dwt), Statia (2006 - 150,205 dwt), Selena (2007 - 150,205 dwt), Cap Victor (2007 - 158,853 dwt) and Cap Felix (2008 - 158,765 dwt) to a wholly owned subsidiary of CMB NV at the market rate at the date of the transaction as part of the fleet rejuvenation.

Transactions with key management personnel
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2025	2024	2023
Total remuneration	1,026	948	1,441
The Nomination and Remuneration Committee annually reviews the remuneration of the members of the Management Board. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2025	2024	2023
Total fixed remuneration	1,000	1,000	2,456
of which
Cost of pension	—	—	24

Total variable remuneration	250	333	8,500
of which
Share-based payments	—	—	3,218
Termination benefits	—	—	3,642
All amounts mentioned refer to the Management Board in its official composition throughout 2025.
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2025	2024	2023
Total fixed remuneration	250	250	471

Total variable remuneration	62	83	4,163
of which
Share-based payments	—	—	1,811
Termination benefits	—	—	1,690

On April 1, 2020, the Supervisory Board granted 144,392 restricted stock units within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. As of December 31, 2023, 88,127 RSUs were vested which have been transferred to the beneficiaries out of treasury shares. On April 1, 2021, the Supervisory Board granted 193,387 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2021) and will be settled in shares. As of December 31, 2023, 131,529 RSUs were vested consisting of 64,414 RSUs which were vested at the first anniversary date, 14,530 at the second anniversary date and 52,585 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the voting rights of Frontline and owned 49.05% of the voting rights. In total 131,529 RSUs have been transferred to the beneficiaries out of treasury shares. On April 1, 2022, the Supervisory Board granted 163,022 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2022) and will be settled in shares. As of December 31, 2023, 110,730 RSUs were vested consisting of 12,203 RSUs which were vested at the first anniversary date and 98,527 RSUs were vested on November 22, 2023 due to the change of control whereby CMB acquired the voting rights of Frontline and owned 49.05% of the voting rights. In total 110,730 RSUs have been transferred to the beneficiaries out of treasury shares. On April 1, 2023, the Supervisory Board granted 120,079 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2023) and will be settled in shares. As of December 31, 2023, all RSUs were vested due to the change of control whereby CMB acquired the voting rights of Frontline. All RSUs have been transferred to the beneficiaries out of treasury shares.

Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions (see below and Note 26).
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2024
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Revenue	Dividend Income
Bari Shipholding Ltd	—	—	850	14	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	63	—	—	—	—
be Hydro BV	—	—	903	—	—
JPN H2Ydro CO. Ltd	15	—	6,690	—	—
FRS Windcat Offshore Logistics GmbH	5	—	3,688	117	—
TSM Windcat	30	—	5,238	104	—
Total	112	—	17,369	235	150

As of and for the year ended December 31, 2025
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Revenue	Dividend Income

United Freight Carriers LLC	16	—	—	—	—
TFG Marine Pte. Ltd	—	12,633	—	—	—
Tankers Agencies (UK) Ltd	—	3	—	—	—
Cleanergy Solutions (Namibia) Pty Ltd	1,071	—	—	146	—
be Hydro BV	—	—	1,021	—	—
JPN H2Ydro CO. Ltd	17	—	9,255	—	—
FRS Windcat Offshore Logistics GmbH	68	—	4,406	322	—
TSM Windcat	308	261	7,027	372	—
Total	1,480	12,898	21,709	840	—